Financial risks (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Schedule of Maximum Exposure to Credit Risk
The following table contains an analysis of Aegon’s maximum credit risk exposure from financial assets. Please see note 39 and 40 for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2023	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcol- lateraliza- tion)	Net exposure

Debt securities	55,811	-	-	93	-	-	-	93	-	55,718

Money market and other short-term investments	8,695	-	442	-	-	-	-	442	24	8,277

Loans	10,183	31	-	20	23,711	-	-	23,762	13,579	-

Unconsolidated investment funds	167,411	-	-	-	-	-	-	-	-	167,411

Deposits with financial institutes	2,289	-	-	-	-	-	-	-	-	2,289

Other investments	5,040	-	-	-	-	-	-	-	-	5,040

Derivative assets	1,429	832	669	-	-	373	-	1,875	550	104

Reinsurance assets	16,608	-	13,416	82	-	-	-	13,498	-	3,110

On December 31	267,465	864	14,528	194	23,711	373	-	39,669	14,153	241,949

2022	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcol- lateraliza- tion)	Net exposure

Debt securities	59,341	-	-	96	-	-	-	96	-	59,245

Money market and other short-term investments	6,881	-	312	-	-	-	-	312	23	6,592

Loans	10,419	40	-	22	24,763	-	-	24,825	14,407	1

Unconsolidated investment funds	154,741	-	-	-	-	-	-	-	-	154,741

Deposits with financial institutes	2,405	-	-	-	-	-	-	-	-	2,405

Other investments	4,618	-	-	-	58	-	-	58	35	4,595

Derivative assets	2,771	257	426	-	-	2,174	-	2,858	173	86

Reinsurance assets	16,939	-	14,162	103	-	-	-	14,265	-	2,675

On December 31	258,116	297	14,900	221	24,822	2,174	-	42,414	14,638	230,341

Summary of Changes in Fair Value have been Recognized for these Investments	The following changes in fair value have been recognized for these investments:

Financial assets designated at FVPL	Debt securities	Money market and other short-term investments	Total

Change in fair value attributable to changes in credit risk during the year	46	(1)	45

Cumulative change in fair value attributable to changes in credit risk held on December 31	20	-	20

Financial assets designated at FVPL	Debt securities	Money market and other short-term investments	Total

Change in fair value attributable to changes in credit risk during the year	(24)	-	(24)

Cumulative change in fair value attributable to changes in credit risk held on December 31	(22)	-	(22)

Summary of Group Limits Per Credit Rating
Aegon group level long-term counterparty exposure limits are as follows:
Group limits per credit rating

Amounts in EUR million	2023	2022

AAA	900	900

AA	900	900

A	675	675

BBB	450	450

BB	250	250

B	125	125

CCC or lower	50	50

Schedule of Ratings Distribution of General Account Portfolios

	Americas		United Kingdom		International		Asset Management		Total 2023 1)
Financial assets	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	947	6,836	-	38	-	35	52	123	998	7,033	8,031

AA	3,930	9,191	-	514	-	161	-	-	3,930	9,866	13,796

A	4,485	19,474	-	220	1	791	-	-	4,486	20,486	24,972

BBB	785	17,679	-	124	-	466	-	-	803	18,269	19,072

BB	33	1,084	-	1	-	41	-	-	33	1,126	1,160

B	2	570	-	-	-	9	-	-	2	579	581

CCC or lower	-	986	-	-	-	6	-	-	-	992	992

Assets not rated	-	4,444	-	797	-	4	-	1	-	5,286	5,286

Total	10,182	60,264	-	1,695	1	1,514	52	124	10,253	63,638	73,891

ECL on financial assets	(26)	(228)	-	-	-	(10)	-	-	(26)	(238)	(263)

On December 31, 2023	10,156	60,264	-	1,695	1	1,514	52	124	10,227	63,638	73,865

1	Includes investments of Holding and other activities.

	Americas		United Kingdom		International		Asset Management		Total 2022 1)
Financial assets	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	1,484	12,243	-	55	-	91	-	135	1,522	12,523	14,046

AA	4,440	3,996	-	461	-	158	-	-	4,440	4,615	9,055

A	3,775	20,233	-	262	7	921	-	-	3,782	21,416	25,198

BBB	671	19,313	-	123	1	763	-	-	672	20,198	20,870

BB	48	1,439	-	1	-	71	-	-	48	1,512	1,560

B	-	594	-	-	-	13	-	-	-	607	607

CCC or lower	-	900	-	-	-	5	-	-	-	905	905

Assets not rated	-	4,480	-	582	-	-	-	1	-	5,182	5,182

Total	10,417	63,200	-	1,483	9	2,021	-	136	10,464	66,959	77,423

ECL on financial assets	(12)	(264)	-	-	-	(12)	-	-	(12)	(277)	(289)

On December 31, 2022	10,406	63,200	-	1,483	9	2,021	-	136	10,453	66,959	77,412

1	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets
The following table shows the credit quality of the reinsurance contracts included in the statement of financial position:

Carrying value	2023	2022

AAA	-	-

AA	1,245	1,609

A	14,089	14,322

Below A	4	5

Not rated	662	733

On December 31	16,000	16,669

Schedule of Credit Risk Concentration
4.2.4 Credit risk concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments	Americas	United Kingdom	International	Asset Management	Total 2023 1)	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	933	-	-	-	933	(13)

Commercial mortgage-backed securities (CMBSs)	2,216	73	34	-	2,323	(17)

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	557	-	3	-	560	-

ABSs – Other	2,905	53	28	52	3,037	(9)

Financial - Banking	3,412	173	201	-	3,786	(14)

Financial - Other	11,909	38	289	97	12,332	(33)

Capital goods and other industry	3,443	24	143	-	3,609	(23)

Communications & Technology	4,242	2	140	-	4,384	(30)

Consumer cyclical	3,197	29	85	-	3,311	(20)

Consumer non-cyclical	5,661	74	111	-	5,846	(24)

Energy	2,821	20	55	-	2,896	(19)

Transportation	1,633	-	30	-	1,663	(6)

Utility	4,190	73	75	-	4,338	(10)

Government bonds	7,349	338	265	17	7,969	(20)

On December 31, 2023	54,467	898	1,458	166	56,988	(237)

1	Includes investments of Holding and other activities.

Credit risk concentrations – debt securities and money market investments	Americas	United Kingdom	International	Asset Management	Total 2022 1)	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	1,136	-	-	5	1,141	(9)

Commercial mortgage-backed securities (CMBSs)	2,707	94	37	-	2,838	-

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	438	-	3	-	440	-

ABSs – Other	2,400	53	15	9	2,478	(6)

Financial - Banking	3,957	168	319	-	4,444	(14)

Financial - Other	10,778	36	353	96	11,264	(31)

Capital goods and other industry	3,769	22	132	-	3,923	(25)

Communications & Technology	4,658	2	171	-	4,831	(51)

Consumer cyclical	3,742	28	106	-	3,877	(25)

Consumer non-cyclical	5,445	85	144	-	5,674	(47)

Energy	3,205	19	102	-	3,326	(23)

Transportation	1,728	-	43	-	1,771	(6)

Utility	4,319	69	80	-	4,469	(11)

Government bonds	7,962	323	488	17	8,790	(26)

On December 31, 2022	56,243	901	1,994	128	59,265	(276)

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk	Americas	United Kingdom	International	Asset Management	Total 2023 1)

United States	6,632	-	62	-	6,694

Netherlands	-	-	2	-	2

United Kingdom	-	289	-	17	307

Austria	-	-	10	-	10

Belgium	-	-	4	-	4

France	-	28	8	-	36

Hungary	20	-	4	-	24

Indonesia	71	-	-	-	71

Luxembourg	-	-	1	-	1

Spain	-	-	153	-	153

Rest of Europe	46	-	13	-	58

Rest of world	581	21	8	-	610

On December 31, 2023	7,349	338	265	17	7,969

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk	Americas	United Kingdom	International	Asset Management	Total 2022 1)

United States	7,209	-	80	-	7,290

Netherlands	-	-	-	-	-

United Kingdom	-	275	-	17	292

Austria	-	-	3	-	3

Belgium	-	-	3	-	3

France	-	27	2	-	29

Hungary	18	-	4	-	22

Indonesia	82	-	-	-	82

Luxembourg	-	-	1	-	1

Spain	-	-	152	-	152

Rest of Europe	48	-	229	-	277

Rest of world	604	21	13	-	638

On December 31, 2022	7,962	323	488	17	8,790

1	Includes investments of Holding and other activities.

	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2023 1)

AAA	166	503	2,462	3,915	7,046

AA	6,444	2,262	1,160	-	9,866

A	723	16,352	2,101	-	19,176

BBB	354	17,408	404	-	18,165

BB	205	838	78	-	1,121

B	69	496	30	-	596

CCC or lower	9	245	618	-	872

Assets not rated	-	2	-	144	147

On December 31, 2023	7,969	38,106	6,853	4,059	56,988

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2022 1)

AAA	5,980	724	2,997	2,780	12,482

AA	1,243	2,484	815	-	4,541

A	753	16,180	1,960	-	18,894

BBB	538	19,312	306	-	20,156

BB	206	1,204	102	-	1,513

B	65	519	23	-	607

CCC or lower	4	207	694	-	905

Assets not rated	-	15	-	152	167

On December 31, 2022 2)	8,790	40,645	6,897	2,933	59,265

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans	Americas	United Kingdom	International	Asset Management	Total 2023	Of which past due and / or impaired assets

Agricultural	46	-	-	-	46	-

Apartment	5,365	-	-	-	5,365	(10)

Industrial	410	-	-	-	410	-

Office	1,300	-	-	-	1,300	(14)

Retail	1,372	-	-	-	1,372	(1)

Other commercial	1,663	-	1	-	1,664	-

On December 31, 2023	10,156	-	1	-	10,156	(26)

Credit risk concentrations – mortgage loans	Americas	United Kingdom	International	Asset Management	Total 2022	Of which past due and / or impaired assets

Agricultural	49	-	-	-	49	-

Apartment	5,517	-	-	-	5,517	(4)

Industrial	402	-	-	-	402	-

Office	1,515	-	-	-	1,515	(7)

Retail	1,465	-	-	-	1,465	(1)

Other commercial	1,456	-	1	-	1,457	-

On December 31, 2022	10,406	-	1	-	10,406	(12)

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

	Total income for the year ended December 31, 2023			December 31, 2023

2023	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	67	(15)	52	933

Commercial mortgage-backed securities	92	12	105	2,323

Asset-backed securities	40	14	54	560

ABSs - Other	134	57	191	3,037

Total	334	68	402	6,853

	Total income for the year ended December 31, 2022			December 31, 2022

2022	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	104	26	130	1,141

Commercial mortgage-backed securities	120	(723)	(603)	2,838

Asset-backed securities	25	(34)	(9)	440

ABSs - Other	92	(416)	(324)	2,478

Total	341	(1,148)	(807)	6,897

Summary of Economic Variable Assumptions
Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base”, “upside”, and “downside” were used for all portfolios.

Economic variable assumptions, December 31, 2023		2024	2025	2026	2027	Units

Interest rates	Base	4.11	4.04	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1) )

Interest rates	Upside	4.21	4.13	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1) )

Interest rates	Downside	2.31	3.24	3.71	3.89	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1) )

Unemployment rate	Base	4.03	4.06	3.97	3.94	(%, SA)

Unemployment rate	Upside	3.08	3.41	3.34	3.35	(%, SA)

Unemployment rate	Downside	7.56	6.90	5.70	4.88	(%, SA)

House Price Index	Base	400.12	393.70	394.21	403.50	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	419.87	423.62	428.16	439.72	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	339.91	347.29	352.66	363.59	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	22,900.95	23,303.78	23,825.37	24,397.71	Bil. Ch. 2012 USD, SAAR 2)

Domestic GDP	Upside	23,354.42	23,883.09	24,451.63	25,020.82	Bil. Ch. 2012 USD, SAAR 2)

Domestic GDP	Downside	22,039.64	22,368.94	23,099.22	23,768.80	Bil. Ch. 2012 USD, SAAR 2)

Equity	Base	4,672.66	4,796.24	5,043.19	5,368.63	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	4,950.59	5,058.20	5,256.09	5,490.26	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	2,904.90	3,226.25	3,942.26	4,603.90	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: National Security Agency
2	SAAR: Seasonally adjusted annual rate

Economic variable assump- tions, December 31, 2022		2023	2024	2025	2026	Units

Interest rates	Base	3.94	3.86	3.86	3.99	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1) )

Interest rates	Upside	4.04	3.96	3.86	3.98	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1) )

Interest rates	Downside	2.13	2.59	3.34	3.78	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1) )

Unemployment rate	Base	3.82	4.22	4.19	4.15	(%, SA)

Unemployment rate	Upside	3.04	3.33	3.59	3.53	(%, SA)

Unemployment rate	Downside	6.52	7.64	6.34	5.48	(%, SA)

House Price Index	Base	385.74	372.68	371.61	379.79	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	396.53	400.29	399.99	413.28	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	341.01	331.35	339.24	347.82	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	20,410.05	20,741.30	21,301.03	21,891.77	Bil. Ch. 2012 USD, SAAR 2)

Domestic GDP	Upside	20,705.70	21,265.32	21,796.25	22,379.68	Bil. Ch. 2012 USD, SAAR 2)

Domestic GDP	Downside	20,009.19	19,956.30	20,566.77	21,238.89	Bil. Ch. 2012 USD, SAAR 2)

Equity	Base	4,343.49	4,498.93	4,655.70	4,905.28	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	4,690.53	4,727.85	4,923.08	5,047.37	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	3,062.99	2,836.89	3,326.54	4,000.34	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: National Security Agency
2	SAAR: Seasonally adjusted annual rate

Summary of Weighted Assigned to Each Economic Scenario	The weightings assigned to each economic scenario were as follows:

Weightings	Base	Upside	Downside

On December 31, 2023	40	30	30

On December 31, 2022	40	30	30

Summary of Reconciliation of the Loss Allowance Movements with an Impact on the Income Statement with the Net Impairment Charge
Based on the tables above, the following is a reconciliation of the loss allowance movements with an impact on the income statement with the net impairment charge presented in the income statement. Other represents impairment charges on asset types which are not individually material.

	2023	2022

Mortgage loans measured at amortized cost	(15)	10

Debt securities measured at FVOCI	(44)	(108)

Other	(60)	(41)

Net impairment charge in P&L	(119)	(138)

Summary of Equity Real Estate and Other Non-fixed-income Portfolio
The equity, real estate and other
non-fixed-income
portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total 2023	1)

Equity funds	133	-	-	9	-	141

Common shares 1)	106	14	5	-	-	126

Preferred shares	29	-	-	-	-	29

Investments in real estate	38	-	17	-	-	55

Hedge funds	6	-	-	-	-	6

Other alternative investments	2,404	-	-	-	-	2,404

Other financial assets	1,856	772	4	1	-	2,633

On December 31	4,573	786	27	10	-	5,395

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Equity, real estate and non-fixed income exposure	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total 2022	1)

Equity funds	141	-	3	7	-	151

Common shares 1)	148	25	5	-	1	179

Preferred shares	26	-	-	-	-	26

Investments in real estate	42	-	17	-	-	59

Hedge funds	10	-	-	-	-	10

Other alternative investments	2,169	-	-	-	-	2,169

Other financial assets	1,904	531	5	1	-	2,441

On December 31	4,440	556	30	9	1	5,035

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	Total 2023

Communication	2	-	-	-	2

Consumer	4	-	-	-	4

Financials	136	-	5	-	142

Funds	30	14	-	-	45

Industries	11	-	-	-	11

Other	84	-	4	9	97

On December 31	267	14	10	9	300

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	Total 2022

Communication	2	-	-	-	2

Consumer	13	-	-	-	13

Financials	154	-	5	-	159

Funds	19	25	-	-	45

Industries	4	-	-	-	4

Other	123	-	4	7	135

On December 31	315	25	10	7	358

Summary of Closing Levels of Certain Major Indices
The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2023	2022	2021	2020	2019

S&P 500	4,770	3,840	4,766	3,756	3,231

Nasdaq	15,011	10,466	15,645	12,888	8,973

FTSE 100	7,733	7,452	7,385	6,461	7,542

AEX	787	689	798	625	605

Summary of Sensitivity Analysis of Contractual Service Margin, Net Income and Shareholders' Equity to Equity Markets
An analysis of Aegon’s sensitivity to a 10% and 25% increase or decrease in equity prices at the reporting date, assuming that all other variables remain constant, is presented below.

	2023			2022

Estimated approximate effects on:	CSM	Net result	Shareholders’ equity	CSM	Net result	Shareholders’ equity

Equity 10% increase

Financial instruments		(5)	(13)		(10)	29

Insurance and reinsurance assets	-	(271)	(265)	-	(325)	(320)

Insurance and reinsurance liabilities	310	422	397	291	415	397

Equity 10% decrease

Financial instruments		4	11		16	(28)

Insurance and reinsurance assets	-	229	225	-	344	340

Insurance and reinsurance liabilities	(316)	(465)	(431)	(274)	(522)	(509)

Equity 25% increase

Financial instruments		(31)	(50)		(43)	59

Insurance and reinsurance assets	-	(737)	(721)	-	(699)	(690)

Insurance and reinsurance liabilities	775	1,035	989	723	917	872

Equity 25% decrease

Financial instruments		35	53		55	(53)

Insurance and reinsurance assets	-	965	945	-	1,010	997

Insurance and reinsurance liabilities	(804)	(1,499)	(1,434)	(618)	(1,539)	(1,505)

Schedule of Interest Rate
The following table shows interest rates at the end of each of the last five years.

	2023	2022	2021	2020	2019

3-month US LIBOR	5.59%	4.77%	0.21%	0.24%	1.91%

3-month EURIBOR	3.91%	2.13%	(0.57%)	(0.55%)	(0.38%)

10-year US Treasury	3.86%	3.83%	1.78%	0.91%	1.91%

10-year Dutch government	2.32%	2.91%	(0.03%)	(0.48%)	(0.06%)

Schedule of Parallel Movement of Yield Curve
An analysis of Aegon’s sensitivity to a 100 basis points parallel increase or decrease in market interest rates at the reporting date, assuming that all other variables remain constant, is presented below:

	2023			2022

Estimated approximate effects on:	CSM	Net result	Shareholders’ equity	CSM	Net result	Shareholders’ equity

100 bps increase - Yield curve

Financial instruments		(114)	(652)		(153)	(605)

Insurance and reinsurance assets	(4)	(1,029)	(3,876)	(2)	(1,217)	(4,190)

Insurance and reinsurance liabilities	126	1,008	4,158	185	1,149	4,123

100 bps decrease - Yield curve

Financial instruments		35	655		55	570

Insurance and reinsurance assets	6	1,258	4,625	4	1,482	5,149

Insurance and reinsurance liabilities	(133)	(1,306)	(5,303)	(208)	(1,480)	(5,527)

Summary of Exposures of Non-derivative Financial Assets and Non-derivative Liabilities
The table below summarize the exposures of
non-derivative
financial assets and
non-derivative
liabilities that yet have to transition to alternative benchmark rates.

	2023		2022

Non derivative financial instruments to transition to alternative benchmark	Financial assets non-derivatives	Financial liabilities non-derivatives	Financial assets non-derivatives	Financial liabilities non-derivatives

By benchmark rate

GBP LIBOR	27	-	27	-

USD LIBOR	66	-	814	1,218

Total	93	-	841	1,218

Summary of Information on Historical Net Result and Shareholders' Equity
Information on Aegon’s historical net result and shareholders’ equity in functional currency are shown in the table below:

	2023	2022

Net result

Americas (in USD)	(266)	562

United Kingdom (in GBP)	26	57

Equity in functional currency

Americas (in USD)	3,690	3,456

United Kingdom (in GBP)	1,256	1,373

Summary of Quantitative Information about Financial Exposure to Currency Risk
The summary quantitative information about Aegon’s exposure to currency risk arising from insurance and reinsurance contracts and financial instruments was as follows:

	2023					2022

	EUR	GBP	USD	Other	Total	EUR	GBP	USD	Other	Total
Financial instruments - assets	722	1,713	70,557	928	73,921	733	1,501	73,745	1,493	77,471

Financial instruments - liabilities	2,823	40,242	38,387	-	81,452	3,304	32,595	39,781	-	75,681

Insurance and reinsurance contract - assets	7	2	16,744	39	16,793	5	369	16,557	45	16,976

Insurance and reinsurance contract - liabilities	715	61,922	130,886	6,124	199,648	690	58,676	130,991	7,088	197,445

Summary of Exchange Rates of US Dollar and UK Pound per Euro
The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2023	2022	2021	2020	2019
USD	1.10	1.07	1.14	1.22	1.12

GBP	0.87	0.89	0.84	0.90	0.85

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity
Sensitivity analysis of net result and shareholders’ equity to translation risk
The sensitivity analysis in the following table shows an estimate of the translation effect of movements in the exchange rates of functional currencies of foreign subsidiaries against the euro presentation currency of the Group’s financial statements, on net income and shareholders’ equity.

Movement of markets 1)	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity

2023

Increase by 15% of USD currencies relative to the euro	(27)	769

Increase by 15% of GBP currencies relative to the euro	(2)	264

Increase by 15% of non-euro currencies relative to the euro	(49)	1,145

Decrease by 15% of USD currencies relative to the euro	20	(569)

Decrease by 15% of GBP currencies relative to the euro	2	(195)

Decrease by 15% of non-euro currencies relative to the euro	36	(847)

2022

Increase by 15% of USD currencies relative to the euro	116	761

Increase by 15% of GBP currencies relative to the euro	4	281

Increase by 15% of non-euro currencies relative to the euro	108	1,190

Decrease by 15% of USD currencies relative to the euro	(86)	(562)

Decrease by 15% of GBP currencies relative to the euro	(3)	(208)

Decrease by 15% of non-euro currencies relative to the euro	(80)	(880)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.

Summary of Maturity Analysis - Insurance and Reinsurance Contracts
Maturity analysis - insurance and reinsurance contracts
The following tables provides a maturity analysis of Aegon’s insurance and reinsurance contracts, which reflects the dates on which the cash flows are expected to occur. The cash flows presented below represent the undiscounted best estimate liability for the relevant periods.

Undiscounted best estimate liability (i.e. Remaining contractual undiscounted net cash flows)	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2023

Insurance contracts:

- Direct participating contracts	8,737	8,287	8,186	7,823	7,187	127,351	167,571

- Without direct participation contracts	9,105	8,651	8,041	7,541	6,960	103,939	144,237

Investment contracts with DPF:

- Direct participating contracts	1,717	1,637	1,788	1,732	1,511	21,407	29,793

Reinsurance contracts held, in a liability position	46	43	41	39	39	1,370	1,578

Total	19,605	18,618	18,056	17,136	15,698	254,067	343,179

2022

Insurance contracts:

- Direct participating contracts	7,900	8,062	7,876	7,475	7,319	136,457	175,089

- Without direct participation contracts	4,313	3,619	3,350	3,217	3,201	141,794	159,494

Investment contracts with DPF:

- Direct participating contracts	1,764	1,894	1,835	1,615	1,590	20,934	29,632

Reinsurance contracts held, in a liability position	18	18	18	18	19	782	874

Total	13,996	13,594	13,079	12,325	12,129	299,967	365,089

Summary of Maturity Analysis - Insurance and Reinsurance Contracts - Expected Release of Risk Adjustment

Expected release of risk adjustment	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yrs amount	Total amount

2023

Insurance contracts:

- Direct participating contracts	30	35	32	29	29	413	568

- Without direct participation contracts	72	63	60	57	58	2,373	2,683

Investment contracts with DPF:

- Direct participating contracts	9	12	10	8	9	81	128

- Without direct participation contracts	-	-	-	-	-	-	-

Reinsurance contracts held, in a liability position	(12)	(11)	(11)	(10)	(10)	(278)	(332)

Total	98	99	92	85	85	2,589	3,047

2022

Insurance contracts:

- Direct participating contracts	28	28	25	25	25	383	514

- Without direct participation contracts	91	80	74	70	69	2,539	2,922

Investment contracts with DPF:

- Direct participating contracts	9	9	7	8	7	69	109

- Without direct participation contracts	-	-	-	-	-	-	-

Reinsurance contracts held, in a liability position	5	4	3	3	3	83	101

Total	133	120	110	106	104	3,073	3,646

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows
Maturity analysis – financial instruments

Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	< 5 yrs amount	Total amount

2023

Trust pass-through securities	-	9	9	88	3	3	71	184

Subordinated loans	-	111	83	83	83	63	3,158	3,579

Borrowings	-	123	1,057	726	48	48	1,140	3,143

Investment contracts	34,464	40,059	11	8	110	23	74	74,749

Lease liabilities	-	34	29	24	21	18	114	240

Other financial liabilities	4,582	930	52	7	-	4	-	5,575

2022

Trust pass-through securities	-	10	10	10	92	3	77	200

Subordinated loans	-	113	113	85	85	85	3,309	3,792

Borrowings	-	1,312	155	2,867	61	47	594	5,036

Investment contracts	32,104	32,452	9	16	13	117	113	64,824

Lease liabilities	-	35	32	26	21	19	117	251

Other financial liabilities	4,259	623	284	54	17	-	81	5,318

Summary of information about probability default rate explanatory	As Aegon US represents the Group the best, PD amounts of Americas is presented below.

PD range 2023	Minimum	Maximum

AAA	0.0002	0.0024

AA	0.0003	0.0037

A	0.0007	0.0057

BBB	0.0020	0.0085

BB	0.0055	0.0085

B	0.0138	0.0308

CCC or lower	0.0205	1.0000

PD range 2022	Minimum	Maximum

AAA	0.0003	0.0016

AA	0.0004	0.0029

A	0.0011	0.0051

BBB	0.0030	0.0088

BB	0.0081	0.0172

B	0.0160	0.0436

CCC or lower	0.0279	1.0000

Derivatives [member]
Statement [LineItems]
Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows

								2023

Maturity analysis relating to derivatives 1) (Contractual cash flows),	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yr amount	Total amount

Gross settled

Cash inflows	-	9,757	170	171	202	145	2,560	13,004

Cash outflows	-	(9,710)	(121)	(134)	(191)	(134)	(2,458)	(12,748)

Net settled

Cash inflows	-	282	253	260	286	341	7,509	8,930

Cash outflows	-	(560)	(224)	(244)	(266)	(271)	(12,248)	(13,813)

								2022

Maturity analysis relating to derivatives 1) (Contractual cash flows),	On demand	< 1 yr amount	1 < 2 yrs amount	2 < 3 yrs amount	3 < 4 yrs amount	4 < 5 yrs amount	> 5 yr amount	Total amount

Gross settled

Cash inflows	-	15,315	156	146	155	188	2,570	18,530

Cash outflows	-	(15,250)	(104)	(103)	(123)	(180)	(2,385)	(18,146)

Net settled

Cash inflows	-	1,552	1,295	1,060	964	933	10,039	15,843

Cash outflows	-	(1,937)	(1,285)	(1,037)	(962)	(934)	(17,914)	(24,068)

Debt securities [member]
Statement [LineItems]
Summary of Credit Risk Exposure	The following table contains an analysis of Aegon’s credit risk exposure for debt instruments for which an ECL allowance is recognized.

	2023					2022
	ECL staging					ECL staging
	Stage 1	Stage 2	Stage 3			Stage 1	Stage 2	Stage 3
Financial assets measured at FVOCI - with recycling	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total

AAA	2,961	-	-	-	2,961	9,562	-	-	-	9,562

AA	9,217	-	2	-	9,219	4,034	-	-	-	4,034

A	18,410	-	-	-	18,411	18,224	10	2	-	18,235

BBB	17,534	11	-	1	17,547	19,696	6	-	-	19,702

BB	899	136	-	-	1,035	1,250	172	3	2	1,427

B	431	120	3	-	554	432	153	5	-	590

CCC and lower	120	91	319	99	629	76	72	394	123	664

Gross carrying amount	49,571	358	325	100	50,354	53,273	413	403	125	54,214

Expected credit loss	(147)	(25)	(64)	(2)	(238)	(157)	(32)	(86)	(1)	(276)

Total	49,571	358	325	100	50,354	53,273	413	403	125	54,214

Summary of Reconciliation of Changes in Loss Allowance

	2023

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Loss allowance on January 1	(156)	(32)	(86)	(1)	(276)

Transfers:

- Transfer from Stage 1 to Stage 2	2	(2)	-	-	-

- Transfer from Stage 1 to Stage 3	2	-	(2)	-	-

- Transfer from Stage 2 to Stage 1	(3)	3	-	-	-

- Transfer from Stage 2 to Stage 3	-	3	(3)	-	-

- Transfer from Stage 3 to Stage 2	-	(4)	4	-	-

- Transfer from Stage 3 to Stage 1	(39)	-	39	-	-

Impact on year-end ECL of exposures transferred between stages during the year	36	(2)	(39)	-	(5)

Financial assets derecognized during the period	26	3	44	-	73

New financial assets originated or purchased	(16)	(1)	(9)	-	(26)

Change in models	(5)	6	(14)	(1)	(13)

Net exchange differences	5	1	2	-	9

Loss allowance on December 31	(147)	(25)	(64)	(2)	(238)

	2022

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total

Loss allowance on January 1	(161)	(13)	(38)	(2)	(214)

Transfers:

- Transfer from Stage 1 to Stage 2	7	(7)	-	-	-

- Transfer from Stage 1 to Stage 3	3	-	(3)	-	-

- Transfer from Stage 2 to Stage 1	(10)	10	-	-	-

- Transfer from Stage 2 to Stage 3	-	1	(1)	-	-

- Transfer from Stage 3 to Stage 2	-	(8)	8	-	-

- Transfer from Stage 3 to Stage 1	(21)	-	21	-	-

Impact on year-end ECL of exposures transferred between stages during the year	26	(16)	(82)	-	(72)

Financial assets derecognized during the period	33	6	20	-	58

New financial assets originated or purchased	(29)	(2)	(24)	-	(56)

Change in models	5	(2)	16	1	20

Net exchange differences	(11)	(1)	(2)	-	(13)

Transfers to disposal groups	1	-	-	-	1

Loss allowance on December 31	(156)	(32)	(86)	(1)	(276)

Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets

	2023

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	50,666	413	403	125	51,607

Transfers:

- Transfer from Stage 1 to Stage 2	(80)	80	-	-	-

- Transfer from Stage 1 to Stage 3	(45)	-	45	-	-

- Transfer from Stage 2 to Stage 3	-	(23)	23	-	-

- Transfer from Stage 3 to Stage 2	-	6	(6)	-	-

- Transfer from Stage 2 to Stage 1	76	(76)	-	-	-

- Transfer from Stage 3 to Stage 1	59	-	(59)	-	-

Financial assets derecognized during the period other than write-offs	(7,836)	(83)	(111)	(27)	(8,057)

New financial assets originated or purchased	3,672	37	22	-	3,731

Unrealized gains/losses through equity	1,488	16	1	(10)	1,495

Amortizations through income statement	113	-	19	17	148

Net exchange differences	(1,637)	(13)	(12)	(4)	(1,666)

Other movements	(9)	-	-	-	(9)

Transfer to/from other headings	(6)	-	-	-	(6)

Gross carrying amount on December 31	46,461	357	325	100	47,242

Expected credit losses on December 31	(147)	(25)	(64)	(2)	(237)

	2022

	ECL staging

	Stage 1	Stage 2	Stage 3

Debt securities	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	70,132	259	433	150	70,974

Transfers:

- Transfer from Stage 1 to Stage 2	(228)	228	-	-	-

- Transfer from Stage 1 to Stage 3	(77)	-	77	-	-

- Transfer from Stage 2 to Stage 3	-	(15)	15	-	-

- Transfer from Stage 3 to Stage 2	-	2	(2)	-	-

- Transfer from Stage 2 to Stage 1	33	(33)	-	-	-

- Transfer from Stage 3 to Stage 1	6	-	(6)	-	-

Financial assets derecognized during the period other than write-offs	(11,855)	(47)	(112)	(30)	(12,043)

New financial assets originated or purchased	6,411	45	45	-	6,501

Unrealized gains/losses through equity	(16,599)	(94)	(123)	(26)	(16,842)

Amortizations through income statement	267	2	38	20	327

Movements related to fair value hedges	(12)	-	-	-	(12)

Net exchange differences	4,525	15	29	10	4,580

Other movements	(52)	50	10	-	7

Transfers to disposal groups	(1,884)	-	-	-	(1,884)

Gross carrying amount on December 31	50,666	413	403	125	51,607

Expected credit losses on December 31	(156)	(32)	(86)	(1)	(276)

Mortgage loans [member]
Statement [LineItems]
Summary of Credit Risk Exposure
Cash collateral for mortgage loans includes the savings that have been received to redeem the underlying mortgage loans at redemption date. These savings are part of the credit side of the statement of financial position but reduce the credit risk for the mortgage loan as a whole.

	2023					2022
	ECL staging					ECL staging
	Stage 1	Stage 2	Stage 3			Stage 1	Stage 2	Stage 3
Loans at amortized cost	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Purchased credit impaired	Total

Internal grade 1	947	-	-	-	947	1,484	-	-	-	1,484

Internal grade 2	3,929	2	-	-	3,930	4,438	2	-	-	4,440

Internal grade 3	4,460	24	-	-	4,485	3,775	-	-	-	3,775

Internal grade 4	778	7	-	-	785	671	-	-	-	671

Internal grade 5	33	2	-	-	35	48	-	-	-	48

Internal grade 6	-	-	-	-	-	-	-	-	-	-

Internal grade 7 or lower	-	-	-	-	-	-	-	-	-	-

Gross carrying amount	10,147	35	-	-	10,183	10,416	2	-	-	10,419

Expected credit loss	(24)	(1)	-	-	(26)	(12)	-	-	-	(12)

Total	10,123	33	-	-	10,156	10,404	2	-	-	10,407

Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets

	2023

	ECL staging

	Stage 1	Stage 2	Stage 3

Mortgage loans	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	10,416	2	-	-	10,418

Transfers:

- Transfer from Stage 1 to Stage 2	(39)	39	-	-	-

Financial assets derecognized during the period other than write-offs	(566)	(5)	-	-	(571)

New financial assets originated or purchased	691	-	-	-	691

Net exchange differences	(354)	(1)	-	-	(355)

Gross carrying amount on December 31	10,147	35	-	-	10,182

(-) Expected credit losses on December 31	(24)	(1)	-	-	(26)

Net carrying amount on December 31	10,123	33	-	-	10,156

	2022

	ECL staging

	Stage 1	Stage 2	Stage 3

Mortgage loans	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit-impaired	Purchased credit impaired	Total

Gross carrying amount on January 1	24,032	391	14	-	24,437

Transfers:

- Transfer from Stage 1 to Stage 2	(508)	508	-	-	-

- Transfer from Stage 1 to Stage 3	(1)	-	1	-	-

- Transfer from Stage 2 to Stage 1	29	(29)	-	-	-

Financial assets derecognized during the period other than write-offs	(2,456)	(62)	(3)	-	(2,521)

New financial assets originated or purchased	3,738	109	-	-	3,848

Amortizations through income statement	(2)	-	-	-	(2)

Realized gains and losses through income statement	36	-	-	-	36

Net exchange differences	615	2	-	-	617

Other movements	(1,474)	-	-	-	(1,474)

Transfer to/from other headings	(2)	-	-	-	(2)

Transfers to disposal groups	(13,590)	(918)	(13)	-	(14,521)

Gross carrying amount on December 31	10,416	2	-	-	10,418

(-) Expected credit losses on December 31	(12)	-	-	-	(12)

Net carrying amount on December 31	10,405	2	-	-	10,407